DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Assets And Liabilities of The Discontinued Operations

	As of September 30 2011	Disposed as of May 4 2012
	US$	US$

Current assets of discontinued operations:
Cash and cash equivalents	1,209	312
Accounts receivable, net	14	14
Prepayment and other current assets	309	324
Property, plant and equipment, net	774	-

	2,306	650

Current liabilities of discontinued operations:
Accrued expenses and other liabilities	548	348
Income tax payable	126	128
Deferred revenue, current portion	1,186	314

	1,860	790

Net liabilities disposed		(140)
Cash proceeds		157
Gain on disposition of the discontinued operation		297

Operating Results From The Discontinued Operations

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Revenues	2,167	1,776	1,045
Pre-tax profit (loss) from discontinued operations	(2,202)	(3,444)	(61)
Income tax expense	116	144	-
Income (loss) from discontinued operations, net of tax	(2,086)	(3,300)	(61)
Gain on disposal of discontinued operation	-	-	297
Net loss of discontinued operations attributable to noncontrolling interest, net of tax	33	-	-
Net (loss) income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	(2,053)	(3,300)	236